Inventory	12 Months Ended
Dec. 31, 2020
Inventory [Abstract]
INVENTORY
4.	INVENTORY

	As of December 31,
	2020	2019
Robots at warehouse	$252,411	$-
Robots in transit	242,670	-
Inventory	$495,081	$-

No allowance for slow moving or obsolete inventory was recorded for the year ended December 31, 2020.